CONSOLIDATED BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
Business Segments
Detailed information on each business segment for the years ended December 31, 2019, 2018 and 2017 is disclosed below:

Year ended December 31, 2019
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues from sales	22,620,423	23,138,182	2,526,643	276,246	-	48,561,494
Intersegment revenues	615,993	-	-	-	(615,993)	-
Cost of sales	(8,667,640)	(14,661,541)	(1,524,445)	(137,870)	615,993	(24,375,503)
Administrative expenses	(1,043,519)	(144,313)	(61,021)	(11,447)	-	(1,260,300)
Selling expenses	(1,343,560)	(1,390,215)	(264,396)	(41,386)	-	(3,039,557)
Other operating (expenses) / income	(136,926)	3,200	3,576	2,624	-	(127,526)
Operating profit	12,044,771	6,945,313	680,357	88,167	-	19,758,608
Depreciation of property, plant and equipment	(2,998,224)	(246,720)	(450,671)	-	-	(3,695,615)

	Natural Gas Transportation	Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	64,431,193	10,865,257	20,090,627	214,248	95,601,325
Identifiable liabilities	29,338,859	3,093,226	15,020,159	65,612	47,517,856

Year ended December 31, 2018
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales	23,785,660	25,578,373	2,784,534	250,856	-	52,399,423
Intersegment revenues	920,555	-	-	-	(920,555)	-
Cost of sales	(7,944,333)	(16,130,863)	(1,621,770)	(126,455)	920,555	(24,902,866)
Administrative expenses	(1,284,707)	(129,315)	(55,348)	(10,210)	-	(1,479,580)
Selling expenses	(1,467,144)	(984,794)	(220,674)	(42,070)	-	(2,714,682)
Other operating (expenses) / income	(240,414)	(1,117,949)	(8,375)	(3,581)	-	(1,370,319)
Operating profit	13,769,617	7,215,452	878,367	68,540	-	21,931,976
Depreciation of property, plant and equipment	(2,892,621)	(174,964)	(352,235)	-	-	(3,419,820)

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	69,603,664	13,907,967	11,621,495	155,320	95,288,446
Identifiable liabilities	25,748,537	2,301,679	19,563,528	70,796	47,684,540

Year ended December 31, 2017
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales	11,469,824	17,189,194	1,844,712	190,858	-	30,694,588
Intersegment revenues	377,137	-	-	-	(377,137)	-
Cost of sales	(6,428,448)	(11,186,009)	(1,008,879)	(114,747)	377,137	(18,360,946)
Administrative expenses	(918,567)	(144,172)	(56,110)	(10,087)	-	(1,128,936)
Selling expenses	(645,435)	(408,173)	(164,471)	(23,804)	-	(1,241,883)
Other operating (expenses) / income	(503,409)	99,520	(14,150)	236	-	(417,803)
Operating profit	3,351,102	5,550,360	601,102	42,456	-	9,545,020
Depreciation of property, plant and equipment	(2,607,632)	(146,630)	(353,484)	-	-	(3,107,746)